Related Party and Other Transactions	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party and Other Transactions
Related Party and Other Transactions

(a)	The Cash Store Australia Holdings Inc. ("AUC")

The Company owns 3,000,000 shares, or approximately 18.3% of the outstanding common shares of AUC, acquired at a price of $0.06 per share. The carrying amount of this investment is $nil as at September 30, 2013 (September 30, 2012 - $nil). At September 30, 2013, the aggregate quoted market value of the Company’s investment in AUC was $nil (September 30, 2012 - $570). In December of 2012 the Alberta, Ontario and British Columbia Securities Commissions issued cease trade orders in respect of the shares of AUC for failure to file financial statements. On September 13, 2013, AUC's operating subsidiary appointed a voluntary administrator pursuant to Section 436A of the Australian Corporations Act 2001. In the opinion of the directors of AUC, AUC is insolvent. The Administrator has taken control of the operations and assets and the application to have the cease trade orders revoked have been withdrawn by AUC.

The Company previously provided administrative services to AUC. The Company had a services agreement with AUC to provide ongoing services such as financial and accounting support, administrative services, and the use of the Company’s information technology and telecommunication systems.

Included in corporate expenses is a recovery of $nil (2012 - $284, 2011 - $363) relating to these services. These transactions were subject to normal trade terms and were measured at the transaction amount. As at September 30, 2013, the Company has a $nil (September 30, 2012 - $3) receivable from AUC. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment.

(b)	RTF Financial Holdings Inc. ("RTF")

The Company owns 6,000,000 shares, or approximately 15.7%, of RTF acquired at a price of $0.06 per share. The carrying amount of this investment is $nil as at September 30, 2013 (September 30, 2012 - $nil). No aggregate quoted market value of the Company’s investment in RTF exists as the company is not publicly traded.

The Company had a services agreement with RTF to provide ongoing services such as financial and accounting support and contracts administrative services.

Included in corporate expenses is a recovery of $nil (2012- $140, 2011- $240) relating to these services. These transactions were subject to normal trade terms and were measured at the transaction amount.

As at September 30, 2013, the Company has a $1 (September 30, 2012 - $nil) receivable from RTF. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment.

Note 21 – Related Party and Other Transactions (continued)

(c)	Third-party Lenders

(i)
Assistive Financial Corp. ("Assistive"), a privately held entity that raised capital and provided advances to the Company’s customers is controlled by the father of Cameron Schiffner, the former Senior Vice President of Operations of the Company. In addition, Cameron Schiffner’s brother was a member of management of AUC and is a member of management of Assistive.

On September 11, 2013, Cameron Schiffner's employment with the Company was terminated and Assistive is no longer considered a related party. On September 18, 2013, Assistive commenced an action in the Court of Queen's Bench of Alberta against the Company (Note 20(a)(ii)).

Included in retention payments are $993 (2012- $4,185, 2011- $11,674) of amounts paid or payable directly to Assistive. As at September 30, 2013, included in accrued liabilities is $485 (September 30, 2012- $659) due to Assistive. This amount has also been included in the Company's restricted cash balance. During the year ended September 30, 2012, the Company transferred consumer advances receivable, net of the provision for loan losses, of $3,914 to Assistive for consideration of $3,914. The Company’s contingent risk in Assistive's loan portfolio totaled $84 as at September 30, 2013 (September 30, 2012- $7,240).

As part of the acquisition of the consumer advances portfolio on January 31, 2012 as described in Note 3, $45,520 of the total purchase consideration was paid to Assistive, of which $14,407 is an estimate of Assistive’s proportionate share of the expense to settle pre-existing relationships, which was approximated based on the proportion of the consideration paid to each third-party lender. The acquisition agreement was signed on behalf of Assistive by Cameron Schiffner’s brother.

(ii)
An immediate family member of Michael Shaw, a former director of the Company, advanced funds to a privately held entity that raised capital and provided advances to the Company’s customers (third-party lender) and acted as a third-party lender prior to the acquisition of the consumer advances portfolio on January 31, 2012.

On July 31, 2013, Michael Shaw resigned from the Board of Directors and is no longer a related party.

There have been no transactions between the Company and this third-party lender subsequent to January 31, 2012. Included in retention payments are $nil (2012- $1,377, 2011- $4,801) of amounts paid or payable directly to this third-party lender. As at September 30, 2013, included in accrued liabilities is $nil (September 30, 2012- $nil) due to this third-party lender. The Company’s contingent risk in this third-party lender’s consumer advances portfolio totaled $nil as at September 30, 2013 (September 30, 2012- $nil).

As part of the acquisition of the short-term advances portfolio on January 31, 2012 as described in Note 3, $23,944 of the total purchase consideration was paid to this third-party lender of which $7,578 is an estimate of this third-party lender’s proportionate share in the expense to settle pre-existing relationships which was approximated based on the proportion of the consideration paid to each third-party lender.

(iii)	A privately held entity that began acting as a third-party lender after January 31, 2012 is controlled by Bruce Hull, who is a former director of AUC.

On June 18, 2013, Bruce Hull resigned from the Board of Directors of AUC and is no longer a related party.

Note 21 – Related Party and Other Transactions (continued)

(a)	Third-party Lenders (continued)

Included in retention payments are $24 (2012 - $36, 2011 - $nil) of amounts paid or payable directly to this third third-party lender. As at September 30, 2013, included in accrued liabilities is $183 (September 30, 2012 - $166) due to this third-party lender. This amount has been included in the Company’s restricted cash balance. The Company’s contingent risk in this third-party lender’s consumer advances portfolio totaled $104 as at September 30, 2013 (September 30, 2012 - $171).

All transactions with third-party lenders have been measured at the transaction amount, which is the amount of consideration agreed to by the Company and the third-party lenders.